Shareholder Fees - FidelityConservativeIncomeBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityConservativeIncomeBondFund-RetailPRO | Fidelity Conservative Income Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none